Retirement benefit plans - Summary of Movements on Pension Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Assets
Disclosure of defined benefit plans [line items]
Beginning balance	£ 53,364	£ 50,956
Service cost (including administration expenses and PPF levy)	(66)	(49)
Costs to close BT Pension Scheme		(6)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)		0
Interest on pension deficit	1,246	1,356
Return on plan assets above the amount included in the group income statement	249	1,607
Actuarial gain (loss) arising from changes in financial assumptions	0	0
Actuarial gain (loss) arising from changes in demographic assumptions	0	0
Actuarial gain (loss) arising from experience adjustments	0	0
Regular contributions by employer	160	43
Deficit contributions by employer	1,274	2,024
Contributions by employees	0	1
Benefits paid	(2,764)	(2,564)
Other (e.g. foreign exchange)	8	(4)
Ending balance	53,471	53,364
Liabilities
Disclosure of defined benefit plans [line items]
Beginning balance	(60,546)	(57,803)
Service cost (including administration expenses and PPF levy)	(20)	(86)
Costs to close BT Pension Scheme		0
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)		(26)
Interest on pension deficit	(1,391)	(1,495)
Return on plan assets above the amount included in the group income statement	0	0
Actuarial gain (loss) arising from changes in financial assumptions	3,746	(3,920)
Actuarial gain (loss) arising from changes in demographic assumptions	498	247
Actuarial gain (loss) arising from experience adjustments	360	(36)
Regular contributions by employer	0	0
Deficit contributions by employer	0	0
Contributions by employees	0	(1)
Benefits paid	2,764	2,564
Other (e.g. foreign exchange)	(22)	10
Ending balance	(54,611)	(60,546)
Deficit
Disclosure of defined benefit plans [line items]
Beginning balance	(7,182)	(6,847)
Service cost (including administration expenses and PPF levy)	(86)	(135)
Costs to close BT Pension Scheme		(6)
Cost to equalise benefits between men and women due to guaranteed minimum pension (GMP)		(26)
Interest on pension deficit	(145)	(139)
Included in the group income statement	(231)	(306)
Return on plan assets above the amount included in the group income statement	249	1,607
Actuarial gain (loss) arising from changes in financial assumptions	3,746	(3,920)
Actuarial gain (loss) arising from changes in demographic assumptions	498	247
Actuarial gain (loss) arising from experience adjustments	360	(36)
Included in the group statement of comprehensive income	4,853	(2,102)
Regular contributions by employer	160	43
Deficit contributions by employer	1,274	2,024
Included in the group cash flow statement	1,434	2,067
Contributions by employees	0	0
Benefits paid	0	0
Other (e.g. foreign exchange)	(14)	6
Other movements	(14)	6
Ending balance	£ (1,140)	£ (7,182)